Provision for Environmental Rehabilitation (Tables)	12 Months Ended
Dec. 31, 2015
Reconciliation of Total Liability for Environmental Rehabilitation

The following is a reconciliation of the total liability for environmental rehabilitation:

	December 31, 2015	December 31, 2014
Provision for environmental rehabilitation
Opening balance	300.1	269.2
Change in estimates	(6.2)	36.7
Liabilities settled	(9.8)	(2.8)
Accretion of liability	13.9	15.4
Foreign currency translation adjustment	(22.3)	(18.4)

Closing balance	275.7	300.1

Undiscounted Closure Cost Estimates

The provision is calculated using the following undiscounted closure cost estimates:

	December 31, 2015	December 31, 2014
South Africa	29.0	32.3
Ghana	91.5	89.4
Australia	186.0	212.7
Peru	46.7	56.4

Total closure cost estimate [1]	353.2	390.8

(1)	Includes discounting of $77.5 million in the year ended December 31, 2015 (December 31, 2014: $90.7 million) in order to reconcile the gross closure cost estimate of $353.2 million (December 31, 2014: $390.8 million) to the provision for environmental rehabilitation of $275.7 million (December 31, 2014: $300.1 million)